As filed with the Securities and Exchange Commission October 20, 2022

File Nos. 333-188521 and 811-22842

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 164

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 166
_____________________________________________________________________________________________
FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Alison Fuller
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, DC 20006-1871

Copies to:
Zachary Tackett
Apex Fund Services
Three Canal Plaza, Suite 600
Portland, ME 04101

It is proposed that this filing will become effective:

[     ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ X ]     on November 1, 2022 pursuant to Rule 485, paragraph (b)(1)
[     ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[     ]     on                              , pursuant to Rule 485, paragraph (a)(1)
[     ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[     ]     on   _____________, pursuant to Rule 485, paragraph (a)(2)
[ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS II
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:

Cover Sheet
Contents of Registration Statement
Part A:  The Prospectus for the SafeGuard 500 Fund is incorporated herein by reference to Post-Effective Amendment No. 150 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on January 14, 2022, accession number 0001398344-22-000593 (“PEA No. 150”).
Part B:  The Statement of Additional Information for the SafeGuard 500 Fund is incorporated herein by reference to PEA No. 150.
Part C:  Incorporated herein by reference to PEA No. 150.
Signature Page

Explanatory Note
This Post-Effective Amendment No. 164 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 1, 2022, the effectiveness of the registration statement for the SafeGuard 500 Fund, filed in Post-Effective Amendment No. 150 on January 14, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on October 20, 2022.

Forum Funds II

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 20, 2022.

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer (Principal Accounting Officer

(c)	A majority of the Trustees

/s/ Jessica Chase
Jessica Chase, Trustee

David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

By:	/s/ Zachary R. Tackett
Zachary R. Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.